Income tax and social contribution - Schedule of income tax losses offsetting against future taxable profits (Details) - BRL (R$) R$ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net tax losses	R$ 1,841.0	R$ 1,940.1
Percentage of income tax loss carryforwards	25.00%	25.00%
Percentage of social contribution negative base tax carryforwards	9.00%	9.00%
Percentage of unused tax losses that are recognized relating to deferred tax liability	30.00%
Tax losses utilized in the PERT		R$ 244.5
Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	R$ 460.2	485.0
Social contribution negative base tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred social contribution asset	R$ 165.7	R$ 174.6